UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

 /s/      Jeffrey Podell     New York, NY     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $1,737,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    49215   750000 SH       SOLE                   750000        0        0
AES CORP                       COM              00130H105    60450  4650000 SH       SOLE                  4650000        0        0
AETNA INC NEW                  COM              00817Y108    26201   700000 SH       SOLE                   700000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    29685   500000 SH       SOLE                   500000        0        0
AON CORP                       COM              037389103   141668  2675000 SH       SOLE                  2675000        0        0
ARES CAP CORP                  COM              04010L103    47453  2800000 SH       SOLE                  2800000        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102     5007   150000 SH       SOLE                   150000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    99417  3328300 SH       SOLE                  3328300        0        0
BEST BUY INC                   COM              086516101    11488   400000 SH       SOLE                   400000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1891   105770 SH       SOLE                   105770        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    36045  1350000 SH       SOLE                  1350000        0        0
CIGNA CORP                     COM              125509109    55793  1260000 SH       SOLE                  1260000        0        0
DEVRY INC DEL                  COM              251893103    50940   925000 SH       SOLE                   925000        0        0
ENERGYSOLUTIONS INC            COM              292756202    16390  2750000 SH       SOLE                  2750000        0        0
FISERV INC                     COM              337738108    43904   700000 SH       SOLE                   700000        0        0
GLOBAL PMTS INC                COM              37940X102    89279  1825000 SH       SOLE                  1825000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    21442   560000 SH       SOLE                   560000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    33605  2150000 SH       SOLE                  2150000        0        0
ITT CORP NEW                   COM              450911102    51043   850000 SH       SOLE                   850000        0        0
JPMORGAN CHASE & CO            COM              46625H100     1286    27903 SH       SOLE                    27903        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208   121085  2225000 SH       SOLE                  2225000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     7761   100012 SH       SOLE                   100012        0        0
MCDERMOTT INTL INC             COM              580037109     7617   300000 SH       SOLE                   300000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    71504  1600000 SH       SOLE                  1600000        0        0
MYRIAD GENETICS INC            COM              62855J104    41308  2050000 SH       SOLE                  2050000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    63862  3700000 SH       SOLE                  3700000        0        0
NEWS CORP                      CL A             65248E104    87900  5000000 SH       SOLE                  5000000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     4562   100000 SH       SOLE                   100000        0        0
OWENS CORNING NEW              COM              690742101    44988  1250000 SH       SOLE                  1250000        0        0
PETSMART INC                   COM              716768106    20475   500000 SH       SOLE                   500000        0        0
PFIZER INC                     COM              717081103     1016    50000 SH       SOLE                    50000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    55276   850000 SH       SOLE                   850000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    19509   300000 SH  PUT  SOLE                   300000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     1812    50000 SH       SOLE                    50000        0        0
QIAGEN N V                     ORD              N72482107     2005   100000 SH       SOLE                   100000        0        0
STAPLES INC                    COM              855030102    46608  2400000 SH       SOLE                  2400000        0        0
STATE STR CORP                 COM              857477103    11235   250000 SH       SOLE                   250000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    58436  2800000 SH       SOLE                  2800000        0        0
TEEKAY CORPORATION             COM              Y8564W103    20127   545000 SH       SOLE                   545000        0        0
TELLABS INC                    COM              879664100    23842  4550000 SH       SOLE                  4550000        0        0
THOMSON REUTERS CORP           COM              884903105     3924   100000 SH       SOLE                   100000        0        0
TORCHMARK CORP                 COM              891027104    69226  1041300 SH       SOLE                  1041300        0        0
TOREADOR RES CORP              COM              891050106      248    23000 SH       SOLE                    23000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     4981   100000 SH       SOLE                   100000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     7560   325000 SH       SOLE                   325000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    64980  1610000 SH       SOLE                  1610000        0        0
ZIMMER HLDGS INC               COM              98956P102     3027    50000 SH       SOLE                    50000        0        0